Note 4 - Loans and Related Allowance for Loan Losses - Primary Segments of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Individually evaluated for impairment	$ 12,430	$ 13,681
Collectively evaluated for impairment	596,710	520,029
Total loans	609,140	533,710
Commercial And Industrial [Member]
Individually evaluated for impairment	1,190	1,808
Collectively evaluated for impairment	59,440	40,728
Total loans	60,630	42,536
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment	913	1,787
Collectively evaluated for impairment	22,796	20,350
Total loans	23,709	22,137
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment	3,135	3,881
Collectively evaluated for impairment	267,695	228,597
Total loans	270,830	232,478
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment	7,187	6,199
Collectively evaluated for impairment	242,303	225,502
Total loans	249,490	231,701
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	5	6
Collectively evaluated for impairment	4,476	4,852
Total loans	$ 4,481	$ 4,858